Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Equity [Abstract]
Unrealized gain (loss) on cash flow hedges, Gross Amount	$ (62)	$ (34)
Changes in retirement plans' funded status, Gross Amount	14	44
Foreign currency translation, Gross Amount	55	68
Unrealized gain (loss) on available for sale securities, Gross Amount		(1)
Share of other comprehensive income of entities using the equity method, Gross Amount	(4)	9
Other comprehensive income (loss), Gross Amount	3	86
Unrealized gain (loss) on cash flow hedges, Income Taxes	20	11
Changes in retirement plans' funded status, Income Taxes	(3)	(10)
Foreign currency translation, Income Taxes
Unrealized gain (loss) on available for sale securities, Income Taxes
Share of other comprehensive income of entities using the equity method, Income Taxes
Other comprehensive income (loss), Income Taxes	17	1
Unrealized gain (loss) on cash flow hedges, Net Amount	(42)	(23)
Changes in retirement plans' funded status, Net Amount	11	34
Foreign currency translation, Net Amount	55	68
Unrealized gain (loss) on available for sale securities, Net Amount		(1)
Share of other comprehensive income of entities using the equity method, Net Amount	(4)	9
Other comprehensive income (loss), Net Amount	$ 20	$ 87